Segment Information - Revenues from External Customers by Product (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenue from External Customer [Line Items]
Group Annuity Contract Conversion Premium	$ 941,400,000	[1]	$ 0	[1]	$ 0	[1]
Total revenue from external customers	35,568,900,000	[2],[3]	32,681,100,000	[2],[3]	32,962,200,000	[2],[3]
Benefit Expense on Group Annuity Contract Conversion	941,400,000		0		0
Revenue from foreign customers	775,000,000		590,000,000		429,000,000
Premiums Earned Net Accident And Health [Member]
Revenue from External Customer [Line Items]
Total revenue from external customers	28,872,000,000		27,189,200,000		27,610,600,000
Health Care Fees And Other Revenue [Member]
Revenue from External Customer [Line Items]
Total revenue from external customers	3,736,900,000		3,604,700,000		3,413,300,000
Group Life [Member]
Revenue from External Customer [Line Items]
Total revenue from external customers	1,070,100,000		1,036,700,000		1,084,900,000
Group Disability [Member]
Revenue from External Customer [Line Items]
Total revenue from external customers	726,000,000		632,600,000		639,100,000
Group Longterm Care [Member]
Revenue from External Customer [Line Items]
Total revenue from external customers	45,900,000		45,900,000		52,100,000
Large Case Pension [Member]
Revenue from External Customer [Line Items]
Total revenue from external customers	176,600,000		172,000,000		162,200,000
United States Federal Government [Member]
Revenue from External Customer [Line Items]
Entity-Wide Revenue, Major Customer, Amount	$ 7,400,000,000		$ 7,000,000,000		$ 7,500,000,000

[1]	In the fourth quarter of 2012, pursuant to a contractual right exercised by a contract holder, an existing group annuity contract converted from a participating to a non-participating contract. Upon conversion, we recorded a $941.4 million one-time non-cash group annuity conversion premium for this contract and a corresponding $941.4 million one-time non-cash benefit expense on group annuity conversion for this contract.
[2]	Revenue from the U.S. federal government was $7.4 billion, $7.0 billion and $7.5 billion in 2012, 2011 and 2010, respectively, in the Health Care and Group Insurance segments. These amounts exceeded 10 percent of our total revenue from external customers in each of 2012, 2011 and 2010.
[3]	All within the U.S., except approximately $775 million, $590 million and $429 million in 2012, 2011 and 2010, respectively, which were derived from foreign customers.